Common Stock (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	20,035,000	17,535,000	17,435,000
Common Stock, shares outstanding	20,035,000	17,535,000	17,435,000
Stockholders' Equity, Forward Stock Split	10 for 1	10 for 1
Common stock issued for cash, Shares	2,500,000
Common Stock, par value